Loans - Purchased Credit-Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Contractual principal
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at beginning of year	$ 8,709	$ 11,020	$ 0
Purchases			11,001
Advances and increases in cash flows expected to be collected	166	150	19
Reductions resulting from repayments	(464)	(1,554)
Reductions resulting from changes in allowances for credit losses	0
Reductions resulting from charge-offs	(395)	(907)
Accretion		0
Balance at end of year	8,016	8,709	11,020
Non-accretable difference
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at beginning of year	(2,248)	(3,804)	0
Purchases			(3,804)
Advances and increases in cash flows expected to be collected	408	631	0
Reductions resulting from repayments	0	0
Reductions resulting from changes in allowances for credit losses	(172)
Reductions resulting from charge-offs	395	818
Accretion		107
Balance at end of year	(1,617)	(2,248)	(3,804)
Accretable difference
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at beginning of year	(631)	0	0
Purchases			0
Advances and increases in cash flows expected to be collected	(396)	(631)	0
Reductions resulting from repayments	216	107
Reductions resulting from changes in allowances for credit losses	0
Reductions resulting from charge-offs	0	0
Accretion		(107)
Balance at end of year	(811)	(631)	0
Carrying amount
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at beginning of year	5,830	7,216	0
Purchases			7,197
Advances and increases in cash flows expected to be collected	178	150	19
Reductions resulting from repayments	(248)	(1,447)
Reductions resulting from changes in allowances for credit losses	(172)
Reductions resulting from charge-offs	0	(89)
Accretion		0
Balance at end of year	$ 5,588	$ 5,830	$ 7,216